FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2024
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	September 30, 2023
	RMB	RMB	RMB	RMB
Convertible Notes
- 2026 Convertible Notes	3,381,686	—	—	3,381,686
- 2027 Convertible Notes	—	—	1,421,600	1,421,600
Liabilities	3,381,686	—	1,421,600	4,803,286

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	September 30, 2024
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management product	—	15,879	—	15,879
Available-for-sale debt securities	—	—	42,689	42,689
Assets	—	15,879	42,689	58,568

Convertible Notes
- 2027 Convertible Notes	—	—	1,793,894	1,793,894
Liabilities	—	—	1,793,894	1,793,894

Summary of fair value of convertible notes measured using key assumptions

	As of September 30	As of September 30
	2023	2024
Volatility	90.48%	80.00%
Discount rate	15.78%	13.34%
Risk-free interest rate	4.70%	3.63%

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	135,075
Due to instrument-specific credit changes in other comprehensive income	7,109
Foreign currency translation adjustiment	(31,560)
Fair value at September 30, 2024	1,793,894

Derivative liability
RMB
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign currency translation adjustiment	892
Fair value immediately prior to the extinguishment	57,060